Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 76,353	¥ 108,303	¥ 79,162
Loss on disposal	¥ 138,827	¥ 30,604	¥ 7,069
Property and equipment, description	The Building located in Kaifeng, Henan Province, was pledged for a 2-year RMB9,800 bank loan which was borrowed in July, 2020.